CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary Shares Ordinary shares Class A CNY (¥) shares	Ordinary Shares Ordinary shares Class B CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling Interests CNY (¥)	Ordinary shares Class A shares	Ordinary shares Class B shares	CNY (¥) shares	USD ($) shares
Balance at beginning at Dec. 31, 2021	¥ 31	¥ 25	¥ (40,859)	¥ 2,817,789	¥ (3,009,678)	¥ 59,371	¥ 21,176			¥ (152,145)
Balance at beginning (in shares) at Dec. 31, 2021 | shares	94,148,486	72,000,000
Balance at beginning, Treasury Shares (in shares) at Dec. 31, 2021 | shares			2,330,620
Changes in shareholders' equity (deficit)
Share-based compensation				162,069						162,069
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units				274						274
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	886,138
Payment of former VIE reorganization				(2,958)						(2,958)
Net loss					(360,788)		(15,281)			(376,069)
Net loss attributable to redeemable non-controlling interest					32,329					32,329
Adjustment attributable to redeemable non-controlling interest					(88,419)					(88,419)
Unrealized gains of available-for-sale securities						4,810				4,810
Reclassification of realized gains, net of tax						(4,464)				(4,464)
Foreign currency translation, net of tax						15,869				15,869
Balance at ending at Dec. 31, 2022	¥ 31	¥ 25	¥ (40,859)	2,977,174	(3,426,556)	75,586	5,895			(408,704)
Balance at ending (in shares) at Dec. 31, 2022 | shares	95,034,624	72,000,000
Balance at ending, Treasury Shares (in shares) at Dec. 31, 2022 | shares			2,330,620
Changes in shareholders' equity (deficit)
Share-based compensation				226,690						226,690
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1			222						223
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	2,011,970
Vest of restricted stock and stock option in Treasury Shares			¥ 34,972	(34,972)
Vest of restricted stock and stock option in Treasury Shares (in shares) | shares	1,997,620		(1,997,620)
Net loss					(336,604)		(17,165)			(353,433)
Net loss attributable to redeemable non-controlling interest					30,852					30,852
Adjustment attributable to redeemable non-controlling interest					(86,941)					(86,941)
Unrealized gains of available-for-sale securities						4,343				4,343
Reclassification of realized gains, net of tax						(4,166)				(4,166)
Foreign currency translation, net of tax						(3,249)				(3,249)
Balance at ending at Dec. 31, 2023	¥ 32	¥ 25	¥ (5,887)	3,169,114	(3,819,249)	72,514	(11,270)			(594,721)
Balance at ending (in shares) at Dec. 31, 2023 | shares	99,044,214	72,000,000						99,044,214	72,000,000
Balance at ending, Treasury Shares at Dec. 31, 2023										¥ 5,887
Balance at ending, Treasury Shares (in shares) at Dec. 31, 2023 | shares			333,000							333,000	333,000
Changes in shareholders' equity (deficit)
Share-based compensation				20,149						¥ 20,149
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1			13						14
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	1,833,446
Capital repurchase from non-controlling interest holders (Note 11)				(16,456)			2,935			(13,521)
Capital contribution from non-controlling interest holders							1,225			1,225
Net loss					(12,378)		(8,398)			(20,776)	$ (2,847)
Net loss attributable to redeemable non-controlling interest					1,992					1,992
Adjustment attributable to redeemable non-controlling interest					(54,357)					(54,357)	(7,447)
Unrealized gains of available-for-sale securities						1,074				1,074	147
Reclassification of realized gains, net of tax						(1,217)				(1,217)	(167)
Foreign currency translation, net of tax						1,986				1,986	273
Balance at ending at Dec. 31, 2024	¥ 33	¥ 25	¥ (5,887)	¥ 3,172,820	¥ (3,883,992)	¥ 74,357	¥ (15,508)			(658,152)	(90,166)
Balance at ending (in shares) at Dec. 31, 2024 | shares	100,877,660	72,000,000						100,877,660	72,000,000
Balance at ending, Treasury Shares at Dec. 31, 2024										¥ 5,887	$ 807
Balance at ending, Treasury Shares (in shares) at Dec. 31, 2024 | shares			333,000							333,000	333,000